Income Taxes - Balance Sheet Location for Deferred Items and Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Other long-term assets	$ 107.1	$ 96.4
Other long-term liabilities	(259.6)	(281.1)
Net deferred tax liabilities	(152.5)	(184.7)
Undistributed foreign earnings	4.6	13.6
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	35.7	27.1	$ 37.0
Additions based on tax positions related to current year	0.4	0.3	3.3
Reductions due to statute of limitations	(10.8)	(4.8)	(11.8)
Adjustments related to acquired uncertain tax positions	(0.8)	11.6	0.0
Adjustments for tax positions of prior years	0.0	1.8	0.0
Reductions due to settlements	0.0	(0.1)	(1.2)
Adjustments due to foreign exchange rates	(0.2)	(0.2)	(0.2)
Balance at the end of the period	24.3	35.7	27.1
Uncertain tax position that would impact effective tax rate	28.1
Total amount of interest and penalties accrued	7.9	8.9	$ 5.1
Minimum
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Decrease in unrecognized tax benefits is reasonably possible	9.0
Maximum
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Decrease in unrecognized tax benefits is reasonably possible	10.0
Other long-term assets
Deferred tax assets and liabilities
Other long-term assets	3.5	3.6
Other long-term liabilities
Deferred tax assets and liabilities
Other long-term liabilities	$ (156.0)	$ (188.3)